CONTRACT ASSETS, NET - Contract Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONTRACT ASSETS, NET
Contract assets	¥ 1,126,636		¥ 1,142,192
Allowance	(117,716)		(164,141)	¥ (153,435)
Contract assets, net	¥ 1,008,920	$ 138,221	¥ 978,051